Income Taxes (Details) - Schedule of Taxes Payable - USD ($)	May 31, 2023	May 31, 2022
Schedule of Taxes Payable [Abstract]
Income taxes	$ 86,111	$ 37,838
Value added tax (“VAT”)	49,377	31,610
Other taxes	5,197	3,572
Total	$ 140,685	$ 73,020